13A. Dividends to shareholders (ZHEJIANG JIAHUAN)	12 Months Ended
Dec. 31, 2013
ZHEJIANG JIAHUAN
13. Dividends to shareholders	In the fiscal year ended December 31, 2013 and 2012, the Company declared dividend of RMB 2,250,000 and RMB Nil respectively to the shareholders.